General accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of changes in accounting policies [text block]	General accounting policies
The accounting policies are presented in the corresponding notes throughout the financial statements. The general accounting policies, unrelated to specific notes, are as follows.
2.1.    Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis, other than some Short and Long-term investments, Accounts receivable from card issuers, certain loans presented under Trade accounts receivable, Derivative financial instruments, Other liabilities related to contingent consideration and, upon initial recognition, Provision for contingencies of entities acquired on business combinations. The consolidated financial statements are presented in Brazilian Real/Reais (“R$”), and all values are rounded to the nearest thousand (R$ 000), except when otherwise indicated.
2.2.    Foreign currency translation
2.2.1.    Financial statements in foreign currencies
The Group’s consolidated financial statements are presented in Brazilian Reais, which is the Company’s functional currency.
The Group determines the functional currency for each member entity The Company’s subsidiaries’ functional currency is the Brazilian Real, except for the Napse Group for which its members use the U.S. Dollar, Argentinian Peso, Chilean Peso, Mexican Peso, Nuevo Sol and Uruguayan Peso.
For those entities that use a functional currency other than the Brazilian Real, their financial statements are translated into Brazilian Reais using (i) the exchange rates at the reporting date for assets and liabilities, (ii) average monthly exchange rates for profit or loss, and (iii) the exchange rate at the transaction date for equity transactions. For these entities, exchange gains and losses arising from the translation process are recorded in Other comprehensive income (loss) ("OCI") in “Exchange differences on translation of foreign operations.”
2.2.2.    Transactions in foreign currencies
Transactions in foreign currencies are initially recorded by the Group’s entities in their functional currency at the spot exchange rate at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated into each functional currency using the exchange rates prevailing at the reporting date. Exchange gains and losses arising from the settlement of transactions and from the translation of monetary assets and liabilities denominated in foreign currency are recognized in the statement of profit or loss. These mostly arise from transactions carried out by clients with credit and debit cards issued by foreign card issuers, from the translation of the Group’s financial instruments denominated in foreign currencies and, to a lesser extent, from purchase of products and services denominated in foreign currencies.
2.3.    Leases
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. In the event that fulfillment of the arrangement is dependent on the use of specific assets or the arrangement transfers a right to use the asset, such arrangements are defined as leases.
2.3.1.    The Group as a lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets for which the Group opts for recognition exemption. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
2.3.1.1.    Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. The estimated useful lives for the right-of-use assets are as follows:

Estimated useful lives (years)
Offices	1-10
Vehicles	1-3
Equipment	1-10
Software	1-3
If ownership of the leased asset is transferred to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment.
2.3.1.2.    Lease liabilities
At the commencement date of the lease, the Group recognizes under “Borrowings and financing” lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease; if the lease term reflects the Group exercising the option to terminate. The variable lease payments are recognized as an expense in the same period the event or condition that triggered the payment occurred.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the lease liability balance is increased to reflect the accretion of interest and reduced when lease payments are made. The carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.
2.3.1.3.     Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of offices, software, vehicles and other equipment (being contracts with a lease term of 12 months or less from the commencement date which do not contain a purchase option). It also applies the low-value assets recognition exemption to leases of office equipment that are considered of low value (below US$ 5,000). Lease payments of short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.
2.3.2.    The Group as a lessor
Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.
The Group has cancellable month-to-month lease contracts of Pin Pads & Point of Sale (“POS”) to third parties (clients). The leased assets are included in “Property and equipment” in the consolidated statement of financial position and are depreciated over their expected useful lives on a straight-line basis. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term in “Net revenue from subscription services and equipment rental” in the consolidated statement of profit or loss.
2.4.    Current and non-current classification
The Group presents assets and liabilities in the statement of financial position based on a current / non-current classification.
An asset is current when it is:
•expected to be realized or intended to be sold or consumed in the normal operating cycle;
•held primarily for the purpose of trading;
•expected to be realized within twelve months after the reporting period; or
•cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as non-current.
A liability is current when it is:
•expected to be settled in the normal operating cycle;
•held primarily for the purpose of trading;
•due to be settled within twelve months after the reporting period; or
•there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
All other liabilities are classified as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities.
2.5.    IAS 29 Financial Reporting in Hyperinflationary Economies
As the accumulated inflation rate in Argentina had exceeded 100% over the past three years the Company adopted IAS 29 Financial Reporting in Hyperinflationary Economies for the Argentine subsidiary Napse S.R.L.
Pursuant to IAS 29, non-monetary assets and liabilities, shareholders’ equity and amounts in the statement of profit or loss of entities that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, based on a general price index.
The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether based on the historical or current cost approach, should be expressed in terms of the current measurement unit at the statement of financial position date.
2.6.     Climate Related Matters
The Group acknowledges the presence and importance of climate risk and seeks to integrate it as part of the other managed risks. By the nature of its activities, the Company is mainly affected by physical and transition risks indirectly, as a result of the effects of those risks on its customers. Within this context, the Group has the objective of developing its capabilities for identifying, assessing, measuring, monitoring, reporting, and mitigating the potential effects resulting from social, environmental, and climate risks associated with its prioritized products, services, activities, and processes, based on the principles of relevance and proportionality.
The Group's current view is that its business model and its main products are not likely to have a significant impact from the transition to a low-carbon economy. Climate-related matters however may increase the uncertainty in selected estimates and assumptions underpinning some items in the financial statements. Even though climate-related risks might not currently have a significant impact on measurement, the Group is closely monitoring relevant changes and developments, such as new climate-related legislation.
Financial assets may be indirectly impacted by climate-related matters, principally the loan and credit card portfolio. Cash flows from customers whose businesses are affected by transition risks and extreme weather events and other physical climate risks may be impacted. However, this risk is mitigated by the diverse and broad base of customers operating in across numerous industries and in different geographical regions in Brazil, and the relative short-term duration of the loans. Extreme weather events might more significantly affect specific cities or geographical areas.
2.7.    New standards and amendments to standards and interpretations adopted
The following amendments and interpretations were applied for the first time in 2023:
•Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction: The amendments require companies to recognize deferred tax on transactions that, on initial recognition give rise to equal amounts of taxable and deductible temporary differences.
•Narrow scope amendments to IAS 1, practice statement 2 and IAS 8: The amendments aim to improve accounting policy disclosures and to help users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies.
•IFRS 17 – insurance contracts: This standard replaces IFRS 4, which currently permits a wide variety of practices in accounting for insurance contracts. IFRS 17 will fundamentally change the accounting by all entities that issue insurance contracts and investment contracts with discretionary participation features.
These amendments had no significant impact on the consolidated financial statements of the Group.
2.8.    New standards and amendments to standards and interpretations not yet adopted
The new and amended standards and interpretations that are issued, but not yet effective as of December 31, 2023 are presented below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
2.8.1.     International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12
The amendment provides an exception not to recognize and disclose information about deferred tax assets and liabilities that are related to tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organization for Economic Co-operation and Development (the “Pillar Two legislation”). The amendments require that entities disclose separately their current tax expense/ income related to Pillar Two income taxes, and the qualitative and quantitative information about exposure to Pillar Two income taxes in periods in which the Pillar Two legislation is enacted or substantially enacted but not yet in effect, in annual reporting periods beginning on or after 1 January 2023.
Currently, considering the legislation currently in force in the jurisdiction in which the Group has operations, it is not expected to significantly affect the Group’s financial statements.
2.8.2.    Amendments to IAS 1: Classification of liabilities as current or non-current
In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
•What is meant by a right to defer settlement;
•That a right to defer must exist at the end of the reporting period;
•That classification is unaffected by the likelihood that an entity will exercise its deferral right;
•That an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The Group reviewed the amendment and currently does not expect it to have any impact on the Group’s consolidated financial statements.
2.8.3.    Amendments to IAS 21: Lack of exchangeability
On August 15, 2023, the IASB issued Lack of Exchangeability which amended IAS 21 The Effects of Changes in Foreign Exchange Rates (the Amendments).The amendments introduce requirements to assess when a currency is exchangeable into another currency and when it is not. The amendments require the entity to estimate the spot exchange rate when it concludes that a currency is not exchangeable into another currency.
The amendments are effective for annual reporting periods beginning on or after January 1, 2025. The Group is assessing if the amendments will affect the Group’s consolidated financial statements.
2.8.4.     IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments
In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The amendments aim to enhance the understanding of the characteristics of supplier financing transactions and include disclosures in financial statements that help users understand the effects on the entity's liabilities, cash flows and liquidity risk exposure.
The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The Group reviewed the amendment and currently does not expect it to have any impact on the Group’s consolidated financial statements on the initial application of the amendment since as of the date of these financial statement it has not entered into supplier finance arrangements.
2.8.5.    The Enhancement and Standardization of Climate-Related Disclosures for Investors
On March 06, 2024, the Securities and Exchange Commission (SEC) issued the final rule on The Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Group is currently assessing the impact of this rule for disclosure to investors.